UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21728

                      AETOS CAPITAL OPPORTUNITIES FUND, LLC
               (Exact name of registrant as specified in charter)

                                    --------

                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC


Quarterly Report (unaudited)

April 30, 2009

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                 April 30, 2009
                                   (unaudited)

                                                                                                % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL
-------------------------------------------------------------------------------------------------------------
Davidson Kempner Partners                              $    40,543,694  $     48,456,675            14.16%
Farallon Capital Offshore Investors, Inc.                   53,172,893        40,364,884            11.80
FFIP, L.P.                                                  46,630,000        49,210,211            14.38
GMO Mean Reversion Fund                                     40,692,369        34,723,908            10.15
HBK Fund L.P.(2)                                            25,338,742        19,642,588             5.74
Ishin Fund, LLC                                             35,361,920        28,338,600             8.28
Lazard Emerging Income, L.P.                                11,961,171        13,149,547             3.84
Oceanwood Global Opportunities Fund L.P.                    55,000,000        43,654,720            12.76
Parsec Trading Corp.                                        42,555,466        27,671,060             8.09
Pequot Short Credit Fund, L.P.(1)                            3,729,310         2,033,570             0.60
Sowood Alpha Fund, L.P.(1)                                   3,453,269         1,689,839             0.49
                                                       ------------------------------------------------------
    Total                                              $   358,438,834  $    308,935,602            90.29%
                                                       ======================================================

(1) Portfolio Fund in liquidation.
(2) Portfolio Fund has established restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate."

The aggregate cost of investments for tax purposes was $398,438,224. Net unrealized depreciation on investments for tax purposes was $89,502,622 consisting of $837,212 of gross unrealized appreciation and $90,339,834 of gross unrealized depreciation.

Percentages are based on Members' Capital of $342,160,395. The investments in portfolio funds shown above, representing 90.29% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2009
                                   (unaudited)


                                                                                                % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL
------------------------------------------------------------------------------------------------------------
Anchorage Capital Partners, L.P.                       $    45,000,000  $     42,355,303            13.20%
Aurelius Capital Partners, L.P.                             55,500,000        54,432,266            16.97
King Street Capital, L.P.                                   51,050,000        65,024,100            20.27
One East Partners, L.P.                                      9,839,021         4,215,021             1.31
Silver Point Capital Fund, L.P.                             51,100,000        41,037,135            12.79
Watershed Capital Partners, L.P.                            11,050,000         9,696,991             3.02
                                                       ------------------------------------------------------
    Total                                              $   223,539,021  $    216,760,816            67.56%
                                                       ======================================================

The aggregate cost of investments for tax purposes was $242,280,450. Net unrealized depreciation on investments for tax purposes was $25,519,634 consisting of $9,316,189 of gross unrealized appreciation and $34,835,823 of gross unrealized depreciation.

Percentages are based on Members' Capital of $320,859,268. The investments in portfolio funds shown above, representing 67.56% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2009
                                   (unaudited)

                                                                                                % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL
------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                                $    23,626,705  $     48,027,574             6.18%
Bay Resource Partners, L.P.                                 28,094,709        33,812,000             4.35
Bay II Resource Partners, L.P.                              13,000,000        10,966,000             1.41
Bravura 99 Fund, L.P.                                       37,022,436        33,421,835             4.30
Cadian Fund LP                                              45,000,000        45,511,730             5.85
Cadmus Capital Partners (QP), L.P.(1)                        4,542,459         2,564,198             0.33
Cantillon World, L.P.                                       71,324,400        63,806,023             8.20
Conatus Capital Partners LP                                 37,500,000        34,481,947             4.43
Copper River Partners, L.P.(1)                              20,268,045         9,434,820             1.21
The Elkhorn Fund, LLC                                       67,854,685        58,456,983             7.52
Highside Capital Partners, L.P.                             31,063,150        35,975,426             4.62
Icarus Qualified Partners, L.P.                             26,000,000        45,140,242             5.80
Joho Partners, L.P.                                         20,000,000        20,074,371             2.58
Millgate Partners II, L.P.                                  37,000,000        37,478,352             4.82
North River Partners, L.P.                                  45,650,000        55,637,450             7.15
ValueAct Capital Partners III, L.P.(1)                      16,338,189         4,583,363             0.59
Viking Global Equities, L.P.                                48,460,934        82,103,769            10.55
Woodbourne Daybreak Global Fund L.P.(1)                     28,864,721         9,201,981             1.18
                                                       -----------------------------------------------------
    Total                                              $   601,610,433  $    630,678,064            81.07%
                                                       =====================================================

(1) Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $684,315,697. Net unrealized depreciation on investments for tax purposes was $53,637,633 consisting of $58,867,721 of gross unrealized appreciation and $112,505,354 of gross unrealized depreciation.

Percentages are based on Members' Capital of $777,942,422. The investments in portfolio funds shown above, representing 81.07% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                 April 30, 2009
                                   (unaudited)

                                                                                                  % OF MEMBERS'
PORTFOLIO FUND NAME                                              COST              VALUE              CAPITAL
---------------------------------------------------------------------------------------------------------------
Davidson Kempner Healthcare Fund L.P.(1)                  $        735,706 $          97,234            0.08%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.            21,500,000        23,306,910           18.88
Joho Partners, L.P.                                             19,000,000        24,789,223           20.08
Pequot Short Credit Fund, L.P.(1)                                  195,212         1,103,667            0.89
Samlyn Partners, L.P.                                            7,000,000         7,468,827            6.05
Sansar Capital, L.P.                                            10,315,420         6,183,590            5.01
Sansar Capital Holdings, Ltd.                                      703,762           744,768            0.60
Sheffield Institutional Partners, L.P.                           6,408,749         6,191,945            5.01
Spindrift Partners, L.P.                                        18,000,000        13,945,534           11.29
                                                          -----------------------------------------------------
    Total                                                 $     83,858,849 $      83,831,698           67.89%
                                                          =====================================================

(1) Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $95,782,036. Net unrealized depreciation on investments for tax purposes was $11,950,338 consisting of $5,781,208 of gross unrealized appreciation and $17,731,546 of gross unrealized depreciation.

Percentages are based on Members' Capital of $123,478,706. The investments in portfolio funds shown above, representing 67.89% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under FAS 157 are as follows:

         o Level 1 -- Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

         o Level 2 -- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

         o Level 3 -- Inputs that are unobservable.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Investment Manager generally uses the capital balance reported by a Portfolio Fund as the primary input to its valuation; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund's investment portfolio or other assets and liabilities.

An individual Portfolio Fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Portfolio Funds classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

All of the Funds' investments in Portfolio Funds have been classified within Level 3, and the Funds generally do not hold any investments that could be classified as Level 1 or Level 2, as observable prices for investments in Portfolio Funds are typically not available.

The following table presents information about the level within the fair valuation hierarchy at which the Funds' investments are measured as of April 30, 2009:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
--------------------------------------------------------------

                                                   LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
                                               ---------------    --------------    -------------      -------------
Investments in Portfolio Funds                 $             -    $            -    $ 308,935,602      $ 308,935,602
                                               ===============    ==============    =============      =============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
--------------------------------------------------------------

                                                   LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
                                               ---------------    --------------    -------------      -------------
Investments in Portfolio Funds                 $             -    $            -    $ 216,760,816      $ 216,760,816
                                               ===============    ==============    =============      =============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
--------------------------------------------------------------

                                                   LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
                                               ---------------    --------------    -------------      -------------
Investments in Portfolio Funds                 $             -    $            -    $ 630,678,064      $ 630,678,064
                                               ===============    ==============    =============      =============

AETOS CAPITAL OPPORTUNITIES FUND, LLC
--------------------------------------------------------------

                                                   LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
                                               ---------------    --------------    -------------      -------------
Investments in Portfolio Funds                 $             -    $            -    $  83,831,698      $  83,831,698
                                               ===============    ==============    =============      =============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------------
                                       AETOS CAPITAL    AETOS CAPITAL
                                           MULTI-         DISTRESSED      AETOS CAPITAL
                                          STRATEGY        INVESTMENT        LONG/SHORT        AETOS CAPITAL
                                         ARBITRAGE        STRATEGIES        STRATEGIES        OPPORTUNITIES
                                         FUND, LLC        FUND, LLC         FUND, LLC           FUND, LLC
                                      -------------     -------------      ------------      --------------
Beginning Balance as of 1/31/09       $ 311,411,619     $ 201,571,304      $619,393,827      $   92,107,880
Realized gain/(loss)                     (2,782,277)       (1,290,673)      (17,020,483)         (2,737,853)
Change in unrealized
 appreciation/(depreciation)              5,165,037         2,472,124           503,850          (1,441,301)
Net purchase/sales                       (4,858,777)       14,008,061        27,800,870          (4,097,028)
Net transfers in and/or out
  of Level 3                                      -                 -                 -                   -
                                      -------------     -------------      ------------      --------------
ENDING BALANCE AS OF 4/30/09          $ 308,935,602     $ 216,760,816      $630,678,064      $   83,831,698
                                      =============     =============      ============      ==============

The changes in net unrealized depreciation of investments in Portfolio Funds held by the Funds at April 30, 2009 were as follows:

-----------------------------------------------------------------------------------------------------------
                                       AETOS CAPITAL    AETOS CAPITAL
                                           MULTI-         DISTRESSED      AETOS CAPITAL
                                          STRATEGY        INVESTMENT        LONG/SHORT        AETOS CAPITAL
                                         ARBITRAGE        STRATEGIES        STRATEGIES        OPPORTUNITIES
                                         FUND, LLC        FUND, LLC         FUND, LLC           FUND, LLC
                                      -------------     -------------      ------------      --------------
Change in unrealized
 appreciation/(depreciation)          $   2,684,890     $   1,137,113      $(15,798,112)     $   (4,038,894)
                                      =============     =============      ============      ==============

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Aetos Capital Opportunities Fund, LLC


By (Signature and Title)*                 /s/ Michael F. Klein
                                          -----------------------------------
                                          Michael F. Klein, President

Date: June 17, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Michael F. Klein
                                          -----------------------------------
                                          Michael F. Klein, President

Date: June 17, 2009

By (Signature and Title)*                 /s/ Scott D. Sawyer
                                          -----------------------------------
                                          Scott D. Sawyer, Treasurer

Date: June 17, 2009

* Print the name and title of each signing officer under his or her signature.